Provisions - Present Value of Obligations (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) Y	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Defined benefit obligations
Current service cost	$ 146	$ 201	$ 188
Duration of defined benefit obligation | Y	9.35
Present value of defined benefit obligation
Defined benefit obligations
Present value of the obligations at beginning of year	$ 7,377	7,864
Current service cost	146	201
Interest cost	633	643
Benefits paid	(737)	(818)
Actuarial (gains)/losses	(681)	(512)
Other	(7)	(1)
Present value of the obligations at end of year	$ 6,731	$ 7,377	$ 7,864